BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of borrowings

	December 31, 2024	December 31, 2023
	$	$
Opening balance	1,758	1,988
Repayments	(744)	(282)
Interest	-	52
Ending balance	1,014	1,758
Current portion	250	480
Non-current portion	764	1,278